Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment explanatory [Text Block]
Note 15

Property, plant and equipment

As of December 31, 2018 and December 31, 2017, the detail of property, plant and equipment is as follows:

15.1	Types of property, plant and equipment

Description of types of property, plant and equipment	12/31/2018 ThUS$	12/31/2017 ThUS$
Property, plant and equipment, net
Land	24,695	24,900
Buildings	238,808	230,319
Other property, plant and equipment	28,175	24,862
Transport equipment	2,892	3,257
Supplies and accessories	4,722	1,872
Office equipment	513	487
Network and communication equipment	692	1,050
Mining assets	11,501	16,237
IT equipment	4,980	3,401
Energy generating assets	6,117	7,861
Constructions in progress	207,830	165,054
Machinery, plant and equipment (1)	923,898	950,054
Total	1,454,823	1,429,354
Property, plant and equipment, gross
Land	24,695	24,900
Buildings	648,719	610,264
Other property, plant and equipment	245,731	244,831
Transport equipment	11,668	11,195
Supplies and accessories	24,456	19,498
Office equipment	11,377	11,105
Network and communication equipment	7,505	7,356
Mining assets	132,309	129,028
IT equipment	29,955	27,038
Energy generating assets	36,930	36,643
Constructions in progress	207,830	165,054
Machinery, plant and equipment	3,068,862	2,938,287
Total	4,450,037	4,225,199

Accumulated depreciation and value impairment of property, plant and equipment, total
Accumulated depreciation and impairment of buildings	(409,911)	(379,945)
Accumulated depreciation and impairment of other property, plant and equipment	(217,556)	(219,969)
Accumulated depreciation and impairment of transport equipment	(8,776)	(7,938)
Accumulated depreciation and impairment of supplies and accessories	(19,734)	(17,626)
Accumulated depreciation and impairment of office equipment	(10,864)	(10,618)
Accumulated depreciation and impairment of network and communication equipment	(6,813)	(6,306)
Accumulated depreciation and impairment of mining assets	(120,808)	(112,791)
Accumulated depreciation and impairment of IT equipment	(24,975)	(23,637)
Accumulated depreciation and impairment of energy generating assets	(30,813)	(28,782)
Accumulated depreciation and impairment of machinery, plant and equipment	(2,144,964)	(1,988,233)
Total	(2,995,214)	(2,795,845)

(1)	The detail of machinery, plant and equipment is as follows:

Description of classes of property, plant and equipment	12/31/2018 ThUS$	12/31/2017 ThUS$
Property, plant and equipment, net
Pumps	34,145	33,614
Conveyor belt	22,082	24,832
Crystallizer	27,112	15,519
Plant equipment	188,934	186,885
Water tanks	14,876	11,296
Filter	29,300	18,572
Facilities/electrical equipment	96,179	105,600
Other machinery, plant and equipment	71,964	72,812
Piping	98,498	113,641
Pond	250,045	275,731
Well	42,903	46,802
Parts	47,860	44,750
Total	923,898	950,054

* The net balance of other machinery, plant and equipment includes capitalized site closure expenses of ThUS$
12,967
as of December 31, 2018 and ThUS$
14,104
as of December 31, 2017.

15.2	Reconciliation of changes in property, plant and equipment by type:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018 and December 31, 2017:

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	24,900	610,264	244,831	11,195	19,498	11,105	7,356	129,028	27,038	36,643	165,054	2,938,287	4,225,199
Changes
Additions	-	28	833	-	41	15	-	-	489	-	263,290	1,448	266,144
Disposals	-	(38)	(7,811)	(51)	-	-	-	-	(10)	-	(6,582)	(1,666)	(16,158)
Increase (decrease) in foreign currency translation difference	(64)	(134)	(8)	(3)	(19)	(6)	-	-	(11)	-	-	(153)	(398)
Reclassifications	-	38,746	10,330	529	4,889	268	150	3,281	2,100	75	(184,095)	123,726	(1)
Other increases (decreases) (*)	-	(147)	(2,444)	(2)	47	(5)	(1)	-	349	212	(29,837)	7,220	(24,608)
Decreases for classification as held for sale (1)	(141)	-	-	-	-	-	-	-	-	-	-	-	(141)
Total changes	(205)	38,455	900	473	4,958	272	149	3,281	2,917	287	42,776	130,575	224,838
Closing balance	24,695	648,719	245,731	11,668	24,456	11,377	7,505	132,309	29,955	36,930	207,830	3,068,862	4,450,037

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	-	(379,945)	(219,969)	(7,938)	(17,626)	(10,618)	(6,306)	(112,791)	(23,637)	(28,782)	-	(1,988,233)	(2,795,845)
Changes
Disposals	-	38	7,737	8	-	-	-	-	10	-	-	1,722	9,515
Depreciation expense	-	(29,829)	(7,415)	(880)	(2,056)	(271)	(483)	(8,017)	(1,374)	(2,026)	-	(158,900)	(211,251)
Impairment	-	(437)	-	-	-	-	-	-	-	(12)	-	(941)	(1,390)
Increase (decrease) in foreign currency translation difference	-	41	4	1	12	3	-	-	(1)	-	-	61	121
Reclassifications	-	106	(483)	-	(87)	(17)	(28)	-	90	1	-	419	1
Other increases (decreases) (*)	-	115	2,570	33	23	39	4	-	(63)	6	-	908	3,635
Decreases for classification as held for sale (1)	-	-	-	-	-	-	-	-	-	-	-	-	-
Total changes	-	(29,966)	2,413	(838)	(2,108)	(246)	(507)	(8,017)	(1,338)	(2,031)	-	(156,731)	(199,369)
Closing balance	-	(409,911)	(217,556)	(8,776)	(19,734)	(10,864)	(6,813)	(120,808)	(24,975)	(30,813)	-	(2,144,964)	(2,995,214)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2018, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	24,900	230,319	24,862	3,257	1,872	487	1,050	16,237	3,401	7,861	165,054	950,054	1,429,354
Changes
Additions	-	28	833	-	41	15	-	-	489	-	263,290	1,448	266,144
Disposals	-	-	(74)	(43)	-	-	-	-	-	-	(6,582)	56	(6,643)
Depreciation expense	-	(29,829)	(7,415)	(880)	(2,056)	(271)	(483)	(8,017)	(1,374)	(2,026)	-	(158,900)	(211,251)
Impairment	-	(437)	-	-	-	-	-	-	-	(12)	-	(941)	(1,390)
Increase (decrease) in foreign currency translation difference	(64)	(93)	(4)	(2)	(7)	(3)	-	-	(12)	-	-	(92)	(277)
Reclassifications	-	38,852	9,847	529	4,802	251	122	3,281	2,190	76	(184,095)	124,145	-
Other increases (decreases) (*)	-	(32)	126	31	70	34	3	-	286	218	(29,837)	8,128	(20,973)
Decreases for classification as held for sale (1)	(141)	-	-	-	-	-	-	-	-	-	-	-	(141)
Total changes	(205)	8,489	3,313	(365)	2,850	26	(358)	(4,736)	1,579	(1,744)	42,776	(26,156)	25,469
Closing balance	24,695	238,808	28,175	2,892	4,722	513	692	11,501	4,980	6,117	207,830	923,898	1,454,823

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment. They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; 2) the variation representing the purchase and use of materials and spare parts; 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; 4) software that is reclassified to Intangibles.

(1) Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.
These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, gross amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	32,702	582,082	253,555	10,819	18,259	17,731	7,522	158,514	20,316	34,812	170,710	2,833,819	4,140,841
Changes
Additions	-	189	541	-	115	42	12	-	899	122	149,133	10,747	161,800
Disposals	-	(59)	(11,623)	(321)	-	(23)	-	(30,082)	(57)	-	-	(3,374)	(45,539)
Increase (decrease) in foreign currency translation difference	45	103	3	1	-	-	-	-	(2)	-	1	118	269
Reclassifications	-	23,336	8,255	696	1,044	172	123	596	122	1,709	(135,988)	99,744	(191)
Other increases (decreases) (*)	(7,436)	4,669	(5,900)	-	80	(6,817)	(301)	-	5,760	-	(18,802)	(2,767)	(31,514)
Decreases for classification as held for sale (1)	(411)	(56)	-	-	-	-	-	-	-	-	-	-	(467)
Total changes	(7,802)	28,182	(8,724)	376	1,239	(6,626)	(166)	(29,486)	6,722	1,831	(5,656)	104,468	84,358
Closing balance	24,900	610,264	244,831	11,195	19,498	11,105	7,356	129,028	27,038	36,643	165,054	2,938,287	4,225,199

Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, accumulated depreciation	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	-	(344,497)	(227,138)	(7,464)	(16,486)	(14,089)	(5,836)	(133,871)	(19,950)	(26,621)	-	(1,812,179)	(2,608,131)
Changes
Disposals	-	58	11,622	312	-	3	-	30,083	25	-	-	3,210	45,313
Depreciation expense	-	(33,306)	(6,759)	(730)	(1,047)	(357)	(665)	(10,638)	(909)	(2,184)	-	(170,565)	(227,160)
Impairment	-	-	-	-	-	-	-	-	-	-	-	(5,205)	(5,205)
Increase (decrease) in foreign currency translation difference	-	-
-	(35)	(3)	(2)	-	-	-	-	(11)	-	-	(58)	(109)
Reclassifications	-	(62)	38	(32)	(110)	(69)	(25)	-	(46)	26	-	344	64
Other increases (decreases) (*)	-	(2,102)	2,271	(22)	17	3,894	220	1,635	(2,746)	(3)	-	(3,780)	(616)
Decreases for classification as held for sale (1)	-	(1)	-	-	-	-	-	-	-	-	-	-	(1)
Total changes	-	(35,448)	7,169	(474)	(1,140)	3,471	(470)	21,080	(3,687)	(2,161)	-	(176,054)	(187,714)
Closing balance	-	(379,945)	(219,969)	(7,938)	(17,626)	(10,618)	(6,306)	(112,791)	(23,637)	(28,782)	-	(1,988,233)	(2,795,845)

Reconciliation of changes in property, plant and equipment by class as of December 31, 2017, net amount	Land	Buildings	Other property, plant and equipment	Transport equipment	Supplies and accessories	Equipment office	Network and communication equipment	Mining assets	IT equipment	Energy generating assets	Assets under construction	Machinery, plant and equipment	Property, plant and equipment
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance	32,702	237,585	26,417	3,355	1,773	3,642	1,686	24,643	366	8,191	170,710	1,021,640	1,532,710
Changes
Additions	-	189	541	-	115	42	12	-	899	122	149,133	10,747	161,800
Disposals	-	(1)	(1)	(9)	-	(20)	-	1	(32)	-	-	(164)	(226)
Depreciation expense	-	(33,306)	(6,759)	(730)	(1,047)	(357)	(665)	(10,638)	(909)	(2,184)	-	(170,565)	(227,160)
Impairment	-	-	-	-	-	-	-	-	-	-	-	(5,205)	(5,205)
Increase (decrease) in foreign currency translation difference	45	68	-	(1)	-	-	-	-	(13)	-	1	60	160
Reclassifications	-	23,274	8,293	664	934	103	98	596	76	1,735	(135,988)	100,088	(127)
Other increases (decreases) (*)	(7,436)	2,567	(3,629)	(22)	97	(2,923)	(81)	1,635	3,014	(3)	(18,802)	(6,547)	(32,130)
Decreases for classification as held for sale (1)	(411)	(57)	-	-	-	-	-	-	-	-	-	-	(468)
Total changes	(7,802)	(7,266)	(1,555)	(98)	99	(3,155)	(636)	(8,406)	3,035	(330)	(5,656)	(71,586)	(103,356)
Closing balance	24,900	230,319	24,862	3,257	1,872	487	1,050	16,237	3,401	7,861	165,054	950,054	1,429,354

(*) The net balance of other increases (decreases) corresponds to all those items that are reclassified to or from property, plant and equipment, They can have the following origin:1) work in progress which is expensed to profit or loss, forming part of operating costs or other expenses per function, as appropriate; 2) the variation representing the purchase and use of materials and spare parts; 3) projects corresponding mainly to exploration expenditures and ground studies that are reclassified to the item other non-current financial assets; 4) assets for retirement obligations and 5) software that is reclassified to Intangibles.

(1) Any property, plant and equipment (disposal group) that, at the closing date of the financial statements, is subject to a commitment for sale or where the sales process has been initiated and where the sale is expected to occur within twelve months of that date, is classified by the Company as non-current assets held for sale.
These assets or disposal groups are valued at the lower of carrying amount or the estimated sales value less the costs to sell and stop being amortized from the moment they are classified as non-current assets held for sale.

15.3	Detail of property, plant and equipment pledged as guarantee

There are no restrictions in title or guarantees for compliance with obligations that affect property, plant and equipment.

15.4	Impairment of assets

As indicated in Note 3.28 to the financial statements, the recoverable amount of property, plant and equipment is measured provided that there is an indication that the asset could be impaired. As of December 31, 2018, impairment of ThUS$
1,390
was recorded, while impairment of ThUS$
5,205
was recorded as of December 31, 2017.

15.5	Additional Information

Capitalized interest
As of December 31, 2018, capitalized interest totaled ThUS$
5,021
, while for the period January to December 2017, this item totaled ThUS$
4,382
.
No borrowing costs are capitalized for periods beyond the normal period for acquiring, constructing or installing an asset such as delays, interruptions or temporary suspension of projects due to technical, financial or other problems that render the asset unusable.